Notes to the Balance Sheet - Summary of Additional Paid-in Capital (Details) - EUR (€)		1 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Additional Paid-In Capital [Line Items]
Additional paid-in capital		€ 938,088,474	€ 938,088,474	€ 833,708,724
Increase in capital reserve		104,379,750	104,379,750
Issue of equity			96,045,253	0	€ 84,638,605
Ordinary shares issuance cost		6,650,567
Gain on the Disposal of an Investment			6,271,775
Expenses through Share-based Payment Transactions and Issue of Convertible Instruments			5,940,339	1,022,786	2,587,931
Sale or issue of treasury shares			0	0	0
Additional Paid-in Capital
Additional Paid-In Capital [Line Items]
Issue of equity		€ 99,272,626	92,622,059		83,301,053
Gain on the Disposal of an Investment			6,271,775
Expenses through Share-based Payment Transactions and Issue of Convertible Instruments	€ (246,265)		5,940,339	1,022,786	2,587,931
Sale or issue of treasury shares			€ 454,423	€ 634,751	€ 1,783,690